TRADE ACCOUNTS RECEIVABLE, NET TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of movements in the allowance for doubtful accounts
Movements in the allowance for doubtful accounts in the three years ended December 31, 2012 may be summarized as follows;

(in thousands of $)	Allowance for doubtful accounts
Balance at December 31, 2009	(2,096)
Additions charged to income	(617)
Deductions credited to income	1,569
Balance at December 31, 2010	(1,144)
Additions charged to income	(3,343)
Deductions credited to income	—
Balance at December 31, 2011	(4,487)
Additions charged to income	(6,033)
Deductions credited to income	663
Balance at December 31, 2012	(9,857)